Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Share

	For the Year Ended December 31, 2013
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except for per share amounts)
Basic Earnings:
Income from continuing operations attributable to Boston Properties, Inc.	$618,113	152,201	$4.06
Discontinued operations attributable to Boston Properties, Inc.	123,641	—	0.81
Allocation of undistributed earnings to participating securities	(160)	—	—
Net income attributable to Boston Properties, Inc. common shareholders	$741,594	152,201	$4.87
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes	—	320	(0.01)
Diluted Earnings:
Net income attributable to Boston Properties, Inc. common shareholders	$741,594	152,521	$4.86

	For the Year Ended December 31, 2012
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except for per share amounts)
Basic Earnings:
Income from continuing operations attributable to Boston Properties, Inc.	$248,042	150,120	$1.65
Discontinued operations attributable to Boston Properties, Inc.	41,608	—	0.28
Net income attributable to Boston Properties, Inc. common shareholders	$289,650	150,120	$1.93
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes	—	591	(0.01)
Diluted Earnings:
Net income attributable to Boston Properties, Inc. common shareholders	$289,650	150,711	$1.92

	For the Year Ended December 31, 2011
	Income (Numerator)	Shares (Denominator)	Per Share Amount
	(in thousands, except for per share amounts)
Basic Earnings:
Income from continuing operations attributable to Boston Properties, Inc.	$263,046	145,693	$1.80
Discontinued operations attributable to Boston Properties, Inc.	9,633	—	0.07
Net income attributable to Boston Properties, Inc. common shareholders	$272,679	145,693	$1.87
Effect of Dilutive Securities:
Stock Based Compensation and Exchangeable Senior Notes	—	525	(0.01)
Diluted Earnings:
Net income attributable to Boston Properties, Inc. common shareholders	$272,679	146,218	$1.86